Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement
REVENUE	$ 124	$ 0
EXPENSES
Research and development	27,171	33,585
General and administrative	5,439	2,786
Impairment of intangible assets	2,952
Operating expenses	35,562	36,371
Loss from operating activities	35,438	36,371
Finance income	(614)	(839)
Finance costs	177	35
Net foreign currency loss (gain)	846	(2,708)
Revaluation of warrant liability, net	5,747
Net finance costs (income)	6,156	(3,512)
Loss before income taxes	41,594	32,859
Current income tax expense	28	7
Net loss for the year	41,622	32,866
Other comprehensive loss (income)
Impact of change in presentation currency	(797)	3,143
Net loss and comprehensive loss for the year	$ 40,825	$ 36,009
Basic and diluted loss per common share	$ 1.65	$ 2.35